Share-Based Compensation - Schedule of RSUs granted (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
	Dec. 31, 2024 $ / shares shares
June 6, 2024 [Member] | Employees [Member]
Schedule of Restricted Stock Units [Line Items]
Awards	247,500	[1],[2]
June 6, 2024 [Member] | Non-employee Directors [Member]
Schedule of Restricted Stock Units [Line Items]
Awards	10.23
Grant Date Fair Value (in Dollars per share) | $ / shares	$ 37,800	[3]
September 9, 2024 [Member] | Employees [Member]
Schedule of Restricted Stock Units [Line Items]
Awards	70,000	[2],[4]
September 9, 2024 [Member] | Non-employee Equity Method Investees [Member]
Schedule of Restricted Stock Units [Line Items]
Awards	5.11	[5]
Grant Date Fair Value (in Dollars per share) | $ / shares	$ 143,000	[5],[6]
June 6, 2024 [Member] | Non-employee Directors [Member]
Schedule of Restricted Stock Units [Line Items]
Awards	10.23
Grant Date Fair Value (in Dollars per share) | $ / shares	$ 25,000	[6]

[1]	3,000 awards were forfeited during the year ended December 31, 2024 which resulted in a reversal of share-based compensation expense of $2,666 as the Company accounts for forfeitures as they occur.
[2]	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable employee’s continued service through the applicable vesting date.
[3]	These awards vest in full on the earlier of (i) the one (1) year anniversary of the grant date and (ii) the date of the next annual shareholders’ meeting of the Company following the grant date, subject to the applicable non-employee director’s continued service through the applicable vesting date.
[4]	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.
[5]	The vesting commencement date for RSUs granted on September 9, 2024 is June 6, 2024. Per ASC 718-10-35-2, compensation cost for an award of share-based compensation is recognized over the requisite service period. The service period for these awards begins on grant date. The Company considered the requirement in ASC 718-10-35-8 when recognizing current period expense.
[6]	These awards vest as to 25% of the total awards granted on each of the first four anniversaries of the applicable vesting commencement date, subject to the applicable recipient’s continued service through the applicable vesting date.